Cash and cash equivalents (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents.
Current accounts		$ 142,787		$ 84,538
Bank deposits		15		19
Total	$ 83,704	$ 142,802	$ 99,912	$ 84,557	$ 17,565	$ 3,073